INTANGIBLE ASSETS AND GOODWILL - Narrative (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Amortization expense of definite-lived intangible assets	$ 522,584		$ 300,916	$ 1,838,388	$ 978,166
Impairment loss on indefinite lived intangible assets	$ 0		$ 0	0	0
Goodwill impairment				4,122,926	3,000,000
Discontinued operations, disposed of by sale
Intangible Asset, Finite Lived And Indefinite Lived [Line Items]
Goodwill impairment		$ 4,122,926		$ 4,122,926	$ 3,000,000